Offerings - Offering: 1	Nov. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, CHF 0.01 par value per share
Maximum Aggregate Offering Price	$ 125,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,875.00
Offering Note	(1) The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. On March 4, 2026, the registrant filed a prospectus (the "ATM Prospectus") with the Securities and Exchange Commission as part of its registration statement on Form F-3ASR (File No. 333-294011) (the "Registration Statement"), relating to the offer and sale of ordinary shares, CHF0.01 par value per ordinary share, having an aggregate offering price of up to $100,000,000 pursuant to the terms of a sales agreement. As of the date hereof, the registrant has sold an aggregate of $61,323,500 of ordinary shares pursuant to the Sales Agreement and the ATM Prospectus. The registrant is amending the ATM Prospectus to increase the remaining capacity to $125,000,000. The fee is calculated in accordance with Rule 456(b) and Rule 457(r) of the Securities Act of 1933, as amended. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement.